Average Annual Total Returns - FidelityFactorETFs-ComboPRO - FidelityFactorETFs-ComboPRO - Fidelity Momentum Factor ETF	Nov. 29, 2024
Fidelity Momentum Factor ETF | Return Before Taxes
Average Annual Return:
Past 1 year	24.71%
Past 5 years	13.38%
Since Inception	11.80%	[1]
Fidelity Momentum Factor ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	24.42%
Past 5 years	13.11%
Since Inception	11.51%	[1]
Fidelity Momentum Factor ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	14.79%
Past 5 years	10.69%
Since Inception	9.56%	[1]
IXZ6D
Average Annual Return:
Past 1 year	25.04%
Past 5 years	13.72%
Since Inception	12.14%
RS001
Average Annual Return:
Past 1 year	26.53%
Past 5 years	15.52%
Since Inception	13.30%

[1]	A From September 12, 2016 .